Share capital and reserves - Schedule of Share Capital and Capital Reserve (Details) $ / shares in Units, € in Millions, $ in Millions			12 Months Ended
	Nov. 06, 2023 USD ($)	Aug. 05, 2021 USD ($)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)
Disclosure of classes of share capital [line items]
Total share capital and capital reserve					€ 1,343.8	€ 1,453.4
Listing and share transaction costs					(27.4)	(27.3)	€ (27.1)
Total net share capital and capital reserve					1,316.4	1,426.1
Share repurchase programme | $	$ 500.0	$ 500.0
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve					€ 1,343.8	€ 1,453.4
Shares converted from Founder Preferred Shares | shares			300,000	400,000
Increase (decrease) through other changes, equity | shares				1,500,000
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 10.00	$ 10.00
Number of shares issued and fully paid (in shares) | shares					156,090,858	163,167,134
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 10.00